Other operating income - Narrative (Details) £ in Thousands, $ in Millions	1 Months Ended			3 Months Ended		31 Months Ended
	Feb. 29, 2020 USD ($)	Jul. 31, 2018 USD ($) phase	Sep. 30, 2017 USD ($) phase	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 GBP (£)	Jan. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Aug. 31, 2018 USD ($)
BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, initial portion			$ 32.0
Number of phases included in contract | phase			3
Cost sharing arrangement, contractual amount								$ 72.5
Cost sharing arrangement, additional portion								8.8	$ 9.6	$ 12.0
Cost sharing arrangement, total committed amount								$ 62.4	53.6
Grant income received						$ 42.4	£ 32,100
Grant income recognized | £				£ 3,864	£ 4,329
BARDA | Top of range
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount			$ 62.0						$ 63.7
CARB-X
Disclosure of operating segments [line items]
Number of phases included in contract | phase		2
Cost sharing arrangement, contractual amount	$ 5.7	$ 4.5
Cost sharing arrangement, additional portion	1.2
Cost sharing arrangement, total committed amount		2.5
Grant income received	$ 3.2	$ 2.0
Grant income recognized | £				£ 84	£ 241